Condensed Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities
Net loss for the period	$ (2,640)	$ (1,458)
Items not affecting cash and cash equivalents:
Provision	(2)	19
Depreciation and amortization	36	36
Share-based compensation costs	27	13
Employee future benefits (note 7)	99	49
Amortization of deferred revenues	(828)	(524)
Foreign exchange on items denominated in foreign currencies	(174)	266
Other non-cash items	14	31
Receipt of income taxes receivable	881	(1,124)
Changes in operating assets and liabilities (note 10)	1,126	1,647
Net cash used in operating activities	(1,461)	(1,045)
Cash flows from financing activities
Issuance of common shares (note 8)		34,200
Transaction costs (note 8)		(3,221)
Proceeds from exercise of warrants (note 8)		19,987
Payments on lease liabilities	(34)	(33)
Net cash (used in) provided by financing activities	(34)	50,933
Cash flows from investing activities
Purchase of intangible assets		(490)
Purchase of property and equipment	(6)	(17)
Net cash used in investing activities	(6)	(507)
Effect of exchange rate changes on cash and cash equivalents	(203)	(281)
Net change in cash and cash equivalents	(1,704)	49,100
Cash and cash equivalents – Beginning of period	65,300	24,271
Cash and cash equivalents – End of period	$ 63,596	$ 73,371